Contract liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Contract liabilities
Opening balance	$ 1,029,318	$ 898,713	$ 20,443
Business acquisition			482,173
Payments received in advance	917,935	2,502,080	1,199,958
Boat sale deposits	152,277	87,609
Payments reimbursed	(8,159)	(2,615)	(37,842)
Transferred to revenues	(1,277,728)	(2,475,307)	(766,019)
Currency translation	36,399	18,838
Closing balance	$ 850,042	$ 1,029,318	$ 898,713